Directors', supervisors' and senior management's emoluments (Detail)		12 Months Ended
		Dec. 31, 2019 CNY (¥) employees shares		Dec. 31, 2018 CNY (¥) employees shares	Dec. 31, 2017 CNY (¥) employees shares
Pre-tax benefits and social insurance of directors and supervisors [line items]
Pension		¥ 1,262,000		¥ 1,292,000	¥ 1,511,000
Total		¥ 8,143,000		¥ 8,046,000	¥ 9,187,000
Option granted to the directors and supervisors | shares		0		0	0
Emolument as an inducement to join or upon joining the Company or as compensation for loss of office		¥ 0		¥ 0	¥ 0
Number of directors and supervisors waived or agreed to waive emoluments | employees		0		0	0
Directors and supervisors [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		¥ 1,500,000		¥ 370,000	¥ 490,000
Basic salaries		304,000		256,000	272,000
Performance salaries		1,058,000		813,000	930,000
Pension		262,000		215,000	247,000
Total		3,124,000		1,654,000	1,939,000
Name of director [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		1,500,000		370,000	442,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		1,500,000		370,000	442,000
Mr. Zhao Keyu [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[1]	0
Basic salaries	[1]	0
Performance salaries	[1]	0
Pension	[1]	0
Total	[1]	0
Mr. Shu Yinbiao [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[2]	0
Basic salaries		0	[2]	0
Performance salaries		0	[2]	0
Pension		0	[2]	0
Total		0	[2]	0
Mr. Cao Peixi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[3]	0	0
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		0	[3]	0	0
Mr. Guo Junming [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					0
Basic salaries					0
Performance salaries					0
Pension					0
Total					0
Mr. Liu Guoyue [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				0	0
Mr. Fan Xiaxia [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				0	0
Mr. Li Shiqi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					0
Basic salaries					0
Performance salaries					0
Pension					0
Total					0
Mr. Huang Jian [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Wang Yongxiang [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Mi Dabin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	24,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	24,000
Mr. Guo Hongbo [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Zhu Yousheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					24,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					24,000
Ms. Li Song [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					24,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					24,000
Mr. Cheng Heng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Lin Chong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Li Zhensheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					37,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					37,000
Mr. Yue Heng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		300,000		74,000	74,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		300,000		74,000	74,000
Mr. Geng Jianxin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					37,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					37,000
Mr. Xia Qing [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					37,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					37,000
Mr. Xu Mengzhou [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		300,000		74,000	74,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		300,000		74,000	74,000
Mr. Liu Jizhen [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		300,000		74,000	37,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		300,000		74,000	37,000
Mr. Xu Haifeng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		300,000		74,000	37,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		300,000		74,000	37,000
Mr. Zhang Xianzhi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		300,000		74,000	37,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		300,000		74,000	37,000
Name of supervisor [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	48,000
Basic salaries		304,000		256,000	272,000
Performance salaries		1,058,000		813,000	930,000
Pension		262,000		215,000	247,000
Total		1,624,000		1,284,000	1,497,000
Mr. Ye Xiangdong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Mu Xuan [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	24,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	24,000
Ms. Zhang Mengjiao [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Gu Jianguo [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	24,000
Basic salaries		150,000		0	0
Performance salaries		529,000		0	0
Pension		131,000		0	0
Total		810,000		0	24,000
Ms. Zhang Xiaojun [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		154,000		154,000	137,000
Performance salaries		529,000		476,000	466,000
Pension		131,000		130,000	124,000
Total		¥ 814,000		760,000	727,000
Mr. Zhu Daqing [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				66,000	135,000
Performance salaries				250,000	464,000
Pension				63,000	123,000
Total				379,000	¥ 722,000
Mr. Zhang Xiancheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0
Basic salaries				36,000
Performance salaries				87,000
Pension				22,000
Total				¥ 145,000

[1]	Appointed on 5 March 2020
[2]	Appointed on 30 January 2019 and resigned on 5 March 2020
[3]	Resigned on 30 January 2019